BANK PREMISES, EQUIPMENT AND SOFTWARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bank premises, equipment and software [Abstract]
Total	$ 11,150	$ 11,089
Less accumulated depreciation	(5,057)	(4,623)
Total	6,093	6,466
Depreciation and amortization	461	441
Land, Buildings and Leasehold Improvements [Member]
Bank premises, equipment and software [Abstract]
Total	8,368	8,358
Computer Equipment [Member]
Bank premises, equipment and software [Abstract]
Total	1,148	1,151
Furniture and Equipment [Member]
Bank premises, equipment and software [Abstract]
Total	1,598	1,580
Work in Progress [Member]
Bank premises, equipment and software [Abstract]
Total	$ 36	$ 0